Schedule of accounts receivables and other receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable	$ 2,638,591	$ 5,611,980	$ 1,592,318
Other receivables	15,456	934	23,849
Total	2,654,047	5,612,914	1,616,167
Allowance for doubtful accounts	(164,512)	(84,088)		$ (9,097)
Total accounts receivables and other receivables, net	$ 2,489,535	$ 5,528,826	$ 1,616,167